Summary of significant accounting policies (Fair value, financial assets and liabilities) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and cash equivalents, fair value	$ 20,117,000
Available-for-sale securities, fair value	59,724,000
Level 2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term Debt, Fair Value		8,300,000
Recurring | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, fair value	72,221,000
Recurring | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, fair value		1,853,000	1,127,000
Recurring | Total
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, fair value	72,221,000
Liabilities, fair value		1,853,000	1,127,000
Convertible preferred stock warrants | Recurring | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible preferred stock warrants liability, fair value		1,853,000	1,127,000
Convertible preferred stock warrants | Recurring | Total
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible preferred stock warrants liability, fair value	0	1,853,000	1,127,000
Money market funds | Recurring | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and cash equivalents, fair value	7,501,000
Money market funds | Recurring | Total
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and cash equivalents, fair value	7,501,000
Certificates of deposits | Recurring | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	995,000
Certificates of deposits | Recurring | Total
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	995,000
Commercial paper | Recurring | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	53,734,000
Commercial paper | Recurring | Total
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	53,734,000
U.S. government and agency securities | Recurring | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	9,991,000
U.S. government and agency securities | Recurring | Total
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	$ 9,991,000